Chapter 11 Proceedings (Liabilities subject to compromise) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Reorganizations [Abstract]
Senior undersecured or impaired external debt	$ 2,727.1	$ 0.0
Derivatives previously recorded at fair value	20.8
Accounts payable and other liabilities	24.4
Accrued interest payable	32.5
Amount due to related party	74.3
Liabilities subject to compromise	$ 2,879.1	$ 0.0